Debt due within one year (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of debt due within one year

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2022	2022	2021
Notes payable(1)	29	4.27%	869	735
Loans secured by receivables(2)	29	5.19%	1,588	900
Long-term debt due within one year(3)	25	4.79%	1,680	990
Total debt due within one year			4,137	2,625
(1)Includes commercial paper of $627 million in U.S. dollars ($849 million in Canadian dollars) and $561 million in U.S. dollars ($711 million in Canadian dollars) as at December 31, 2022 and December 31, 2021, respectively, which were issued under our U.S. commercial paper program and have been hedged for foreign currency fluctuations through forward currency contracts. See Note 29, Financial and capital management, for additional details.
(2)At December 31, 2022, loans secured by receivables totaled $1,173 million in U.S. dollars ($1,588 million in Canadian dollars) and have been hedged for foreign currency fluctuations through foreign currency forward contracts. At December 31, 2021, loans secured by receivables totaled $900 million in Canadian dollars. See Note 29, Financial and capital management, for additional details.
(3)Included in long-term debt due within one year is the current portion of lease liabilities of $930 million and $864 million as at December 31, 2022 and December 31, 2021, respectively.

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2022	MATURITY	2022	2021
Debt securities
1997 trust indenture (1)		3.82%	2023-2051	16,747	16,750
1976 trust indenture		9.38%	2027-2054	975	975
2011 trust indenture		4.00%	2024	225	225
2016 U.S. trust indenture (2)		3.32%	2024-2052	6,525	5,188
1996 trust indenture (subordinated)		8.21%	2026-2031	275	275
Lease liabilities		4.53%	2023-2068	4,402	4,309
Other				449	438
Total debt				29,598	28,160
Net unamortized discount				(34)	(26)
Unamortized debt issuance costs				(101)	(96)
Less:
Amount due within one year	24			(1,680)	(990)
Total long-term debt				27,783	27,048
(1)At December 31, 2022, $500 million has been swapped from fixed to floating using interest rate swaps. See Note 29, Financial and capital management for additional details.
(2)At December 31, 2022 and 2021, notes issued under the 2016 U.S. trust indenture totaled $4,850 million and $4,100 million in U.S. dollars, respectively, and have been hedged for foreign currency fluctuations through cross currency interest rate swaps, including $600 million in U.S. dollars, which has been swapped from fixed to floating. See Note 29, Financial and capital management, for additional details.

Details of securitized trade receivables
The following table provides further details on our securitized receivables programs during 2022 and 2021.

FOR THE YEAR ENDED DECEMBER 31	2022	2021
Average interest rate throughout the year	3.15%	1.07%
Securitized receivables	3,353	1,701

Summary of total bank credit facilities
The table below is a summary of our total bank credit facilities at December 31, 2022.

	TOTAL AVAILABLE	DRAWN	LETTERS OF CREDIT	COMMERCIAL PAPER OUTSTANDING	NET AVAILABLE
Committed credit facilities
Unsecured revolving and expansion credit facilities (1)(2)	3,500	—	—	849	2,651
Unsecured non-revolving credit facilities(3)	647	—	—	—	647
Other	106	—	96	—	10
Total committed credit facilities	4,253	—	96	849	3,308
Total non-committed credit facilities	1,939	—	808	—	1,131
Total committed and non-committed credit facilities	6,192	—	904	849	4,439
(1)Bell Canada’s $2.5 billion committed revolving credit facility expires in August 2027 and its $1 billion committed expansion credit facility expires in August 2025. In 2022, Bell Canada converted its committed credit facilities into a sustainability-linked loan. The amendment introduces a borrowing cost that varies based on Bell's performance of certain sustainability performance targets.
(2)As of December 31, 2022, Bell Canada’s outstanding commercial paper included $627 million in U.S. dollars ($849 million in Canadian dollars). All of Bell Canada’s commercial paper outstanding is included in Debt due within one year.
(3)In 2022, Bell Canada entered into two 30-year senior unsecured non-revolving credit facilities in the aggregate principal amount of up to $647 million to partly fund the expansion of its broadband networks as part of government subsidy programs.